Shareholder Report, Holdings (Details)	Jun. 30, 2025
STKd 100% MSTR & 100% COIN ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
STKd 100% MSTR & 100% COIN ETF | Coinbase Global, Inc. Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
STKd 100% MSTR & 100% COIN ETF | MicroStrategy, Inc. Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
STKd 100% MSTR & 100% COIN ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
STKd 100% MSTR & 100% COIN ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
STKd 100% NVDA & 100% AMD ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
STKd 100% NVDA & 100% AMD ETF | Advanced Micro Devices, Inc. Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
STKd 100% NVDA & 100% AMD ETF | NVIDIA Corp. Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
STKd 100% NVDA & 100% AMD ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
STKd 100% NVDA & 100% AMD ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
STKd 100% SMCI & 100% NVDA ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
STKd 100% SMCI & 100% NVDA ETF | NVIDIA Corp. Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
STKd 100% SMCI & 100% NVDA ETF | Super Micro Computers, Inc. Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
STKd 100% SMCI & 100% NVDA ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
STKd 100% SMCI & 100% NVDA ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
STKd 100% UBER & 100% TSLA ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
STKd 100% UBER & 100% TSLA ETF | Tesla, Inc. Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
STKd 100% UBER & 100% TSLA ETF | Uber Technologies, Inc. Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
STKd 100% UBER & 100% TSLA ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
STKd 100% UBER & 100% TSLA ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%

[1]	Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps.
[2]	Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps.
[3]	Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps.
[4]	Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps.